Schedule of Investments (unaudited) November 30, 2020	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
1.13%, 05/15/40	$4,898	$4,713,560
1.13%, 08/15/40	192,054	184,311,727
1.25%, 05/15/50(a)	47,872	44,169,400
1.38%, 11/15/40	64,078	64,198,647
1.38%, 08/15/50	455,782	433,990,399
1.63%, 11/15/50	187,341	189,770,579
2.00%, 02/15/50	764,291	843,407,719
2.25%, 08/15/49	579,710	673,957,813
2.38%, 11/15/49	476,526	568,555,084
2.50%, 02/15/45	204	246,972
2.50%, 02/15/46	683,261	827,733,940
2.50%, 05/15/46	690,832	837,174,561
2.75%, 08/15/42	355,393	446,740,233
2.75%, 11/15/42	436,653	548,562,513
2.75%, 08/15/47	586,088	745,499,867
2.75%, 11/15/47	410,302	522,606,401
2.88%, 05/15/43	850,072	1,089,620,278
2.88%, 08/15/45	311,173	401,254,895
2.88%, 11/15/46	232,206	300,897,769
2.88%, 05/15/49	321,590	421,357,750
3.00%, 11/15/44	4,542	5,959,725
3.00%, 05/15/45	974	1,280,717
3.00%, 11/15/45	4	5,407
3.00%, 02/15/47	279,466	370,564,967
3.00%, 05/15/47	411,698	546,609,238
3.00%, 02/15/48	607,109	808,426,892
3.00%, 08/15/48	1,021,535	1,363,749,225
3.00%, 02/15/49	1,209,804	1,619,625,239
3.13%, 11/15/41	7,799	10,342,721
3.13%, 02/15/43	386,882	514,810,239
3.13%, 08/15/44	745,197	996,264,213
3.13%, 05/15/48	657,446	895,487,541
3.38%, 05/15/44	525	728,346
3.38%, 11/15/48	590,175	841,367,807
3.63%, 08/15/43	305,202	436,998,620
3.63%, 02/15/44	3	4,306

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.75%, 08/15/41	$1,161	$1,672,096
3.75%, 11/15/43	496,900	725,065,804
3.88%, 08/15/40	26,736	38,855,218
4.25%, 05/15/39	1	1,655
4.25%, 11/15/40	69,796	106,370,588
4.38%, 02/15/38	4	5,422
4.38%, 11/15/39	2	2,453
4.38%, 05/15/40	1	1,078
4.38%, 05/15/41	5,388	8,373,499
4.50%, 02/15/36	2,676	3,975,951
4.50%, 05/15/38	5	7,195
4.63%, 02/15/40	6	8,853
4.75%, 02/15/37	72	111,153
5.00%, 05/15/37	380	603,855

		18,446,050,130

Total U.S. Government Obligations — 99.4% (Cost: $18,684,369,349)		18,446,050,130

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)(d)	183,042	183,042,394

Total Short-Term Investments — 1.0% (Cost: $183,042,394)		183,042,394

Total Investments in Securities — 100.4% (Cost: $18,867,411,743)		18,629,092,524

Other Assets, Less Liabilities — (0.4)%		(74,454,837)

Net Assets — 100.0%		$18,554,637,687

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$231,813,388	$—	$(48,770,994	)(a)	$—	$—	$183,042,394	183,042	$202,081	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 20+ Year Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$18,446,050,130	$—	$18,446,050,130
Money Market Funds	183,042,394	—	—	183,042,394

	$183,042,394	$18,446,050,130	$—	$18,629,092,524

2